Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Outstanding Warrants, Excluding Contingent Warrants - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Outstanding Warrants, Excluding Contingent Warrants [Line Items]
Number of Shares, ending	5,910,914	7,899,661
Weighted Average Exercise Price, ending	$ 2.37	$ 1.68
Weighted Average Remaining Contractual Life, ending	4 years 8 months 12 days	4 years 3 months 18 days
Number of Shares, Warrants vested and exercisable		7,899,661
Weighted Average Exercise Price, Warrants vested and exercisable		$ 1.68
Weighted Average Remaining Contractual Life, Warrants vested and exercisable		4 years 3 months 18 days
Number of Shares, Granted		5,121,601
Weighted Average Exercise Price, Granted		$ 1.1
Number of Shares, Exercised		(3,132,854)
Weighted Average Exercise Price, Exercised		$ 0.865
Number of Shares, Cancelled
Weighted Average Exercise Price, Cancelled